Derivatives and Hedging:	12 Months Ended
Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Derivatives and Hedging:

13.  Derivatives and Hedging:

The Company uses derivative financial instruments to manage its exposures to (1) interest rate fluctuations on its floating rate senior term loan and (2) fluctuations in foreign currency exchange rates. The Company measures those instruments at fair value and recognizes changes in the fair value of derivatives in earnings in the period of change, unless the derivative qualifies as an effective hedge that offsets certain exposures.

Interest Rate Swap Agreements

On September 3, 2014, the Company entered into two forward Interest Rate Swap Agreements (the “2014 Swaps”) with three year terms for notional amounts of $90,000 and $40,000. The forward start date of the 2014 Swaps was October 1, 2015 and the termination date was September 30, 2018. The 2014 Swaps fixed the interest rate at 2.2% plus the applicable interest rate margin of 3.5% and the effective rate of 5.7%. The 2014 Swaps were terminated on September 30, 2018.

On January 8, 2018, the Company entered into a new forward Interest Rate Swap Agreement (“2018 Swap 1”) with three year terms for $90,000 notional amount. The forward start date of the 2018 Swap was September 30, 2018 and the termination date is June 30, 2021. The 2018 Swap 1 has a fixed interest rate of 2.3% plus the applicable interest rate margin of 4.0% for an effective rate of 6.3%.

On November 8, 2018, the Company entered into another new forward Interest Rate Swap Agreement (“2018 Swap 2”) with three year terms for $60,000 notional amount. The forward start date of the 2018 Swap 2 was November 30, 2018 and the termination date is November 30, 2022. The 2018 Swap 2 has a fixed interest rate of 3.1% plus the applicable interest rate margin of 4.0% for an effective rate of 7.1%.

The fair value of the 2018 Swap 1 was $709 as of December 26, 2020 and was reported on the accompanying Consolidated Balance Sheets in other accrued expenses. The fair value of the 2018 Swap 2 was $3,484 as of December 26, 2020 and was reported on the accompanying Consolidated Balance Sheets in other non-current liabilities The total impact of all the interest rate swaps to other (income) expense recorded in the Consolidated Statement of Comprehensive Loss for the unfavorable change of $601 in fair value since December 28, 2019.

The fair value of the 2018 Swaps was $3,592 as of December 28, 2019 and they were reported on the accompanying Consolidated Balance Sheets in other non-current liabilities. The total impact of all the interest rate swaps to other (income) expense recorded in the Consolidated Statement of Comprehensive Loss was an unfavorable change of $2,608 in fair value since December 29, 2018.

The Company’s interest rate swap agreements did not qualify for hedge accounting treatment because they did not meet the provisions specified in ASC 815, Derivatives and Hedging (“ASC 815”).

Foreign Currency Forward Contracts

During fiscal 2018, 2019, and 2020, the Company entered into multiple foreign currency forward contracts. The purpose of the Company’s foreign currency forward contracts is to manage the Company’s exposure to fluctuations in the exchange rate of the Canadian dollar.

The total notional amount of contracts outstanding was C$9,652 and C$1,326 as of December 26, 2020 and December 28, 2019, respectively. The total fair value of the foreign currency forward contracts was $12 and $12 as of December 26, 2020 and December 28, 2019, respectively, and was reported on the accompanying Consolidated Balance Sheets in other current liabilities. A decrease in other income of $557 and $50 was recorded in the Consolidated Statement of Comprehensive Loss for the change in fair value during years ended December 26, 2020 and December 28, 2019, respectively.

The Company’s foreign currency forward contracts did not qualify for hedge accounting treatment because they did not meet the provisions specified in ASC 815. Accordingly, the gain or loss on these derivatives was recognized in other (income) expense in the Consolidated Statement of Comprehensive Loss.

The Company does not enter into derivative transactions for speculative purposes and, therefore, holds no derivative instruments for trading purposes.

Additional information with respect to the fair value of derivative instruments is included in Note 14 — Fair Value Measurements.